10. Derivative Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disposal of 2024 Settlement Warrants	$ 1,568,557
Finders' Warrants
Fair value changes of derivative liability	333,740	$ (92,028)	$ 950,684
Fair value changes of derivative liability	(333,740)	92,028	$ (950,684)
Incentive Warrants
Fair value changes of derivative liability	389,790	7,952
Fair value changes of derivative liability	(389,790)	(7,952)
Settlement Warrants
Fair value changes of derivative liability	949,817	(162,383)
Fair value changes of derivative liability	(949,817)	$ 162,383
Agents' Warrants
Fair value changes of derivative liability	84,460
Fair value changes of derivative liability	(84,460)
Performance Warrants
Fair value changes of derivative liability	170,685
Fair value changes of derivative liability	(170,685)
2024 Settlement Warrants
Fair value changes of derivative liability	453,687
Fair value changes of derivative liability	(453,687)
Disposal of 2024 Settlement Warrants	$ (1,568,557)